Shareholder Fees {- Fidelity® Contrafund®}	Mar. 01, 2021 USD ($)
12.31 Fidelity Contrafund Retail PRO-07 | Fidelity® Contrafund®
Shareholder Fees:
(fees paid directly from your investment)	none